Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 16,937	$ 16,804	$ 15,235
Change of valuation allowance	478	133	1,569
Balance at end of the year	$ 17,415	$ 16,937	$ 16,804